Prepayments and Other Assets	12 Months Ended
Dec. 31, 2023
Prepayments and Other Assets [Abstract]
PREPAYMENTS AND OTHER ASSETS

Note 7 — PREPAYMENTS AND OTHER ASSETS

Prepayments and other current assets consisted of the following:

	December 31, 2023	December 31, 2022
Other receivable	$334,106	$303,928
Deferred IPO cost	854,226	601,805
Prepaid income tax	267,701	-
Value added tax recoverable	670,008	7,736
Total	2,126,041	913,469
Less: non-current portion	84,241	86,754
Less: allowance for credit losses	-	-
Prepayments and other current assets	$2,041,800	$826,715

Allowance for credit losses movement:

	December 31, 2023	December 31, 2022
Balance as of beginning	$-	$103,632
Provision	537	10,699
Recovery	-	(98,150)
Written off	(537)	(10,699)
Foreign exchange translation effect	-	(5,482)
Ending balance	$-	$-

For the years ended December 31, 2023, 2022 and 2021, the Company recorded a recovery for credit losses of $nil, $98,150 and $nil for prepayments and other assets, respectively. For the years ended December 31, 2023, 2022 and 2021, the Company recorded a provision for credit losses of $537, $10,699 and $15,283 for prepayments and other assets, respectively.